Financial risk management objectives and policies - Disclosure Of Sensitivity Analysis Of strengthening Weakening of the Currency Against USD Currency Would Impact ON Financial Instruments (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management objectives and policies
Strengthening	$ 1,655,738	$ 278,238	$ 365,572
MXN to USD
Financial risk management objectives and policies
Strengthening	525,816
Weakening	525,816
EGP to USD
Financial risk management objectives and policies
Strengthening	471,056	92,200	311,602
Weakening	471,056	92,200
EUR to USD
Financial risk management objectives and policies
Strengthening	329,551	77,070
Weakening	329,551	77,070
ARS to USD
Financial risk management objectives and policies
Strengthening	209,497
Weakening	209,497
TRY to USD
Financial risk management objectives and policies
Strengthening	75,661
Weakening	75,661
KES to USD
Financial risk management objectives and policies
Strengthening	35,975	29,966	8,901
Weakening	35,975	29,966
PKR to USD
Financial risk management objectives and policies
Strengthening	7,113	66,060	$ 45,069
Weakening	7,113	66,060
MYR to USD
Financial risk management objectives and policies
Strengthening	1,069	12,942
Weakening	$ 1,069	$ 12,942